Revenue from contracts with customers - Revenue streams (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	$ 160,933	$ 150,677	$ 153,709
BPPR
Revenue From Contract With Customer Excluding Assessed Tax	366,599	333,007	312,527
BPPR | Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	146,384	137,062	140,342
BPPR | Debit card fees
Revenue From Contract With Customer Excluding Assessed Tax	46,066	45,139	41,851
BPPR | Insurance fees, excluding reinsurance
Revenue From Contract With Customer Excluding Assessed Tax	42,995	33,951	31,030
BPPR | Credit card fees excluding late fees and membership fees
Revenue From Contract With Customer Excluding Assessed Tax	86,884	74,609	56,938
BPPR | Sale and administration of investment products
Revenue From Contract With Customer Excluding Assessed Tax	23,072	21,895	21,958
BPPR | Trust fees
Revenue From Contract With Customer Excluding Assessed Tax	21,198	20,351	20,408
Popular U.S.
Revenue From Contract With Customer Excluding Assessed Tax	20,294	19,238	18,187
Popular U.S. | Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	14,549	13,615	13,367
Popular U.S. | Debit card fees
Revenue From Contract With Customer Excluding Assessed Tax	1,076	1,035	870
Popular U.S. | Insurance fees, excluding reinsurance
Revenue From Contract With Customer Excluding Assessed Tax	3,803	3,667	3,060
Popular U.S. | Credit card fees excluding late fees and membership fees
Revenue From Contract With Customer Excluding Assessed Tax	866	921	890
Popular U.S. | Sale and administration of investment products
Revenue From Contract With Customer Excluding Assessed Tax	0	0	0
Popular U.S. | Trust fees
Revenue From Contract With Customer Excluding Assessed Tax	$ 0	$ 0	$ 0